UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-21055

T. Rowe Price Institutional Income Funds, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: May 31

Date of reporting period: May 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

May 31, 2025

Institutional High Yield Fund

Institutional Class (TRHYX)

This annual shareholder report contains important information about Institutional High Yield Fund (the "fund") for the period of June 1, 2024 to May 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional High Yield Fund - Institutional Class	$52	0.50%

What drove fund performance during the past 12 months?

  The high yield market posted solid gains in the year ended May 31, 2025, despite growing concerns about the Trump administration’s trade policies during the last few months of the period. The resilient economy, healthy equity returns, and mostly favorable technical conditions supported the asset class’s performance.

  Compared with the style-specific Bloomberg U.S. High Yield 2% Issuer Capped Bond Index, credit selection in the media segment contributed to relative results, partly due to CMG Media. The capital structure rallied after private equity firm Apollo Global Management, which owns a majority interest in CMG, confirmed a potential sale of the media conglomerate. Avoiding troubled issuers that underperformed, including global energy infrastructure company New Fortress Energy and luxury retail company Saks Global, added value.

  Relative to the style-specific benchmark, our underweight allocation—which we have partly closed—to the other telecommunication (aka wirelines) segment detracted from relative performance. Although the industry remains secularly challenged, the growth of artificial intelligence technology has been a meaningful performance tailwind for these issuers due to increased fiber demand from large-scale data centers and cloud infrastructure companies. Selection in the metals and mining segment weighed, partly due to the underperformance of downstream aluminum producer Constellium.

  The fund seeks to provide high current income and some capital appreciation through the identification of issues with above-average yield and the potential for price improvement. Over the past year, we augmented the fund’s allocation to the health care segment, partly by closing the significant underweight in pharmaceutical company Bausch Health.

How has the fund performed?

Cumulative Returns of a Hypothetical $1 Million Investment as of May 31, 2025

	Institutional Class	Regulatory Benchmark	Strategy Benchmark
2015	1,000,000	1,000,000	1,000,000
2015	954,959	994,541	962,271
2015	935,847	998,790	941,981
2016	902,874	1,016,421	908,672
2016	979,731	1,029,949	992,302
2016	1,029,913	1,053,876	1,050,028
2016	1,039,829	1,020,480	1,056,070
2017	1,089,346	1,030,806	1,107,039
2017	1,109,939	1,046,207	1,126,996
2017	1,124,683	1,059,067	1,140,586
2017	1,136,835	1,053,280	1,152,768
2018	1,136,706	1,036,013	1,153,301
2018	1,129,221	1,042,288	1,153,479
2018	1,148,542	1,047,954	1,179,382
2018	1,127,720	1,039,144	1,156,939
2019	1,170,846	1,068,852	1,203,004
2019	1,193,522	1,108,998	1,216,947
2019	1,235,967	1,154,556	1,256,708
2019	1,251,626	1,151,280	1,268,897
2020	1,248,599	1,193,723	1,276,354
2020	1,206,052	1,213,416	1,232,883
2020	1,274,075	1,229,296	1,315,148
2020	1,312,654	1,235,137	1,359,858
2021	1,339,875	1,210,239	1,395,170
2021	1,364,124	1,208,504	1,416,640
2021	1,392,318	1,228,259	1,448,451
2021	1,377,663	1,220,891	1,431,525
2022	1,357,444	1,178,238	1,404,043
2022	1,294,008	1,109,140	1,341,903
2022	1,249,577	1,086,814	1,294,830
2022	1,255,286	1,064,134	1,303,339
2023	1,284,785	1,063,691	1,327,461
2023	1,294,701	1,085,373	1,342,543
2023	1,343,492	1,073,845	1,387,903
2023	1,374,075	1,076,688	1,416,613
2024	1,422,163	1,099,082	1,473,661
2024	1,439,588	1,099,543	1,493,305
2024	1,500,234	1,152,201	1,561,780
2024	1,527,034	1,150,711	1,596,630
2025	1,551,511	1,162,919	1,622,363
2025	1,568,541	1,159,566	1,632,422

202501-4140694, 202507-4489015

E137-052 7/25

Average Annual Total Returns

	1 Year	5 Years	10 Years
Institutional High Yield Fund (Institutional Class)	8.96%	5.40%	4.60%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	5.46	-0.90	1.49
Bloomberg U.S. High-Yield 2% Issuer Capped Bond Index (Strategy Benchmark)	9.32	5.77	5.02

The preceding line graph shows the value of a hypothetical $1,000,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$1,642,954
  Number of Portfolio Holdings416
  Investment Advisory Fees Paid (000s)$8,655
  Portfolio Turnover Rate40.9%

What did the fund invest in?

Security Allocation (as a % of Net Assets)

Corporate Bonds	90.1%
Bank Loans	4.9
Securities Lending Collateral	4.8
Convertible Preferred Stocks	0.7
Preferred Stocks	0.6
Municipal Securities	0.5
Convertible Bonds	0.3
Common Stocks	0.2
Short-Term and Other	-2.1

Top Ten Holdings (as a % of Net Assets)

TransDigm	2.0%
CCO Holdings	1.9
Venture Global LNG	1.7
Asurion	1.7
Cloud Software Group	1.6
HUB International	1.5
Alliant Holdings Intermediate	1.5
Tenet Healthcare	1.5
Navient	1.4
CSC Holdings	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Bloomberg and J.P. Morgan do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Institutional High Yield Fund

Institutional Class (TRHYX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$34,043	$46,029
Audit-Related Fees	-	-
Tax Fees	-	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,746,000 and $1,230,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
May 31, 2025
Institutional High Yield Fund
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Institutional High Yield Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
.. Year ..
.. Ended .
5/31/25 5/31/24 5/31/23 5/31/22 5/31/21
NET ASSET VALUE
Beginning of period $ 7.71 $ 7.42 $ 7.94 $ 8.83 $ 8.23
Investment activities
Net investment income
(1)(2)
0.53 0.51 0.48 0.45 0.45
Net realized and unrealized gain/loss 0.14 0.30 (0.49) (0.88) 0.61
Total from investment activities 0.67 0.81 (0.01) (0.43) 1.06
Distributions
Net investment income (0.53) (0.52) (0.50) (0.46) (0.46)
Net realized gain – – (0.01) – –
Total distributions (0.53) (0.52) (0.51) (0.46) (0.46)
NET ASSET VALUE
End of period $ 7.85 $ 7.71 $ 7.42 $ 7.94 $ 8.83
Ratios/Supplemental Data
Total return
(2)(3)
8.96% 11.19% 0.05% (5.14)% 13.11%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net expenses after waivers/payments by Price
Associates 0.50% 0.50% 0.50% 0.50% 0.50%
Net investment income 6.82% 6.75% 6.46% 5.27% 5.21%
Portfolio turnover rate 40.9% 38.4% 30.4% 45.6% 49.2%
Net assets, end of period (in millions) $ 1,643 $ 1,715 $ 1,612 $ 1,724 $ 1,962
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Institutional High Yield Fund
May 31, 2025

Portfolio of
Investments
‡
Par/Shares $ Value
(Amounts in 000s)
‡
ASSET-BACKED SECURITIES  0.1%
Other Asset-Backed
Securities  0.1%
Frontier Issuer
Series 2023-1, Class C
11.50%, 8/20/53 (1) 1,923 2,025
Frontier Issuer
Series 2024-1, Class C
11.16%, 6/20/54 (1) 149 166
Total Asset-Backed Securities
(Cost $2,214) 2,191
BANK LOANS  4.9% (2)
Broadcasting  0.2%
Nielsen Holdings, FRN, 3M TSFR +
9.75%, 14.08%, 10/11/29 (3) 1,550 1,511
Townsquare Media, FRN, 3M TSFR
+ 5.00%, 9.324%, 2/6/30 (4) 2,555 2,313
3,824
Cable Operators  0.7%
CSC Holdings, FRN, 1M TSFR +
4.50%, 8.812%, 1/18/28  5,458 5,384
CSC Holdings, FRN, 3M USD PRIME
+ 1.50%, 9.00%, 4/15/27  2,763 2,707
Radiate Holdco, FRN, 1M TSFR +
3.25%, 7.691%, 9/25/26  4,089 3,587
11,678
Chemicals  0.2%
Vibrantz Technologies, FRN, 3M
TSFR + 4.25%, 8.642%, 4/23/29  3,314 2,910
2,910
Financial  0.4%
Edelman Financial Engines Center,
FRN, 1M TSFR + 5.25%, 9.577%,
10/6/28  810 806
TIH Insurance Holdings, FRN, 3M
TSFR + 4.75%, 9.049%, 5/6/32  6,109 6,109
6,915
Information Technology  1.2%
Central Parent, FRN, 3M TSFR +
3.25%, 7/6/29 (5) 1,395 1,239
Ellucian Holdings, FRN, 1M TSFR +
3.00%, 7.327%, 10/9/29  985 986
Ellucian Holdings, FRN, 1M TSFR +
4.75%, 9.077%, 11/22/32  5,831 5,897
Project Alpha Intermediate Holding,
FRN, 1M TSFR + 5.00%, 9.307%,
11/21/32 (5) 5,165 5,088
RealPage, FRN, 3M TSFR + 3.75%,
8.049%, 4/24/28  150 150
X, 9.50%, 10/26/29  6,520 6,486
19,846
Other Telecommunications  0.1%
Zayo Group Holdings, FRN, 1M
TSFR + 3.00%, 7.441%, 3/9/27  1,825 1,739
1,739
Par/Shares $ Value
(Amounts in 000s)
‡
Services  0.4%
Ascend Learning, FRN, 1M TSFR +
5.75%, 10.177%, 12/10/29  4,594 4,555
CoreLogic, FRN, 1M TSFR + 6.50%,
10.941%, 6/4/29  2,014 1,946
6,501
Wireless Communications  1.7%
Asurion, FRN, 1M TSFR + 5.25%,
9.691%, 1/31/28  21,349 20,575
Asurion, FRN, 1M TSFR + 5.25%,
9.691%, 1/20/29  7,184 6,794
27,369
Total Bank Loans (Cost $82,513) 80,782
COMMON STOCKS  0.2%
Gaming  0.0%
New Cotai Participation, Class B (1)
(3)(4) — —
—
Hospital Supplies/Hospital
Management  0.1%
Bausch + Lomb (3)(6) 148 1,698
1,698
Metals & Mining  0.1%
Constellium (3) 74 896
896
Total Common Stocks (Cost
$3,710) 2,594
CONVERTIBLE BONDS  0.3%
Automotive  0.1%
Rivian Automotive, 4.625%, 3/15/29  1,745 1,858
1,858
Information Technology  0.2%
Snap, 0.125%, 3/1/28  2,985 2,573
2,573
Total Convertible Bonds (Cost
$4,321) 4,431
CONVERTIBLE PREFERRED STOCKS  0.7%
Aerospace & Defense  0.3%
Boeing, 6.00%, 10/15/27 (6) 52 3,509
3,509
Financial  0.2%
Ares Management, Series B, 6.75%,
10/1/27  63 3,327
3,327

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Forest Products  0.0%
Smurfit-Stone Container, Series A,
EC, 7.00%, 2/15/27, Cost $3 (3)(4)(7) 8 —
—
Insurance  0.2%
Acrisure, Series A-2, Acquisition
Date: 5/20/25, Cost $4,000 (3)(4)(7) 166 4,000
4,000
Total Convertible Preferred Stocks
(Cost $9,583) 10,836
CORPORATE BONDS  90.1%
Aerospace & Defense  2.1%
CACI International, 6.375%,
6/15/33 (1) 2,340 2,387
TransDigm, 6.00%, 1/15/33 (1) 2,635 2,605
TransDigm, 6.375%, 3/1/29 (1) 2,995 3,044
TransDigm, 6.375%, 5/31/33 (1) 4,095 4,044
TransDigm, 6.625%, 3/1/32 (1) 5,995 6,115
TransDigm, 6.875%, 12/15/30 (1) 11,445 11,774
TransDigm, 7.125%, 12/1/31 (1) 4,674 4,837
34,806
Airlines  0.5%
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 11.5%
PIK) (1)(8) 2,000 2,015
American Airlines Group, 10.75%,
2/15/26, (10.75% Cash or 12%
PIK) (1)(8) 400 403
United Airlines, 4.625%, 4/15/29 (1) 6,555 6,215
8,633
Automotive  2.2%
Adient Global Holdings, 8.25%,
4/15/31 (1)(6) 5,855 6,001
Belron U.K. Finance, 5.75%,
10/15/29 (1) 2,130 2,130
Benteler International, 10.50%,
5/15/28 (1) 1,665 1,718
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR) (1) 3,279 4,040
Dana Financing Luxembourg, 8.50%,
7/15/31 (EUR)  770 949
Nissan Motor, 4.81%, 9/17/30 (1) 1,750 1,621
Nissan Motor Acceptance, 7.05%,
9/15/28 (1) 1,550 1,580
Rivian Holdings, FRN, 6M TSFR +
6.053%, 10.151%, 10/15/26 (1) 10,840 10,894
Velocity Vehicle Group, 8.00%,
6/1/29 (1) 1,478 1,419
Wand NewCo 3, 7.625%, 1/30/32 (1) 5,260 5,464
35,816
Banking  0.4%
Barclays, VR, 7.625% (9)(10) 6,655 6,555
6,555
Par/Shares $ Value
(Amounts in 000s)
‡
Beverages  0.1%
Primo Water Holdings, 6.25%,
4/1/29 (1) 2,005 2,010
2,010
Broadcasting  3.9%
Clear Channel Outdoor Holdings,
7.50%, 6/1/29 (1)(6) 1,850 1,635
Clear Channel Outdoor Holdings,
7.75%, 4/15/28 (1)(6) 6,255 5,716
Clear Channel Outdoor Holdings,
7.875%, 4/1/30 (1) 2,700 2,727
Clear Channel Outdoor Holdings,
9.00%, 9/15/28 (1)(6) 5,635 5,903
CMG Media, 8.875%, 6/18/29 (1)(6) 8,125 7,475
Gray Media, 5.375%, 11/15/31 (1)(6) 2,736 1,956
Lamar Media, 4.00%, 2/15/30  463 434
Lamar Media, 4.875%, 1/15/29  4,212 4,112
Neptune Bidco U.S., 9.29%,
4/15/29 (1) 5,859 5,544
Outfront Media Capital, 7.375%,
2/15/31 (1) 1,170 1,231
Scripps Escrow II, 3.875%,
1/15/29 (1)(6) 2,175 1,860
Sirius XM Radio, 4.00%, 7/15/28 (1) 7,400 6,993
Stagwell Global, 5.625%, 8/15/29 (1) 9,095 8,549
Univision Communications, 7.375%,
6/30/30 (1) 3,495 3,263
Univision Communications, 8.50%,
7/31/31 (1) 6,400 6,144
63,542
Building & Real Estate  1.0%
Cushman & Wakefield U.S. Borrower,
6.75%, 5/15/28 (1) 4,415 4,426
Howard Hughes, 4.125%, 2/1/29 (1) 4,335 4,053
Howard Hughes, 4.375%, 2/1/31 (1) 2,325 2,110
Howard Hughes, 5.375%, 8/1/28 (1) 3,705 3,622
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP) (1) 1,135 1,508
Miller Homes Group Finco, 7.00%,
5/15/29 (GBP)  1,005 1,335
17,054
Building Products  2.1%
Advanced Drainage Systems,
6.375%, 6/15/30 (1) 3,765 3,793
Builders FirstSource, 6.375%,
6/15/32 (1) 1,581 1,591
Builders FirstSource, 6.375%,
3/1/34 (1) 2,570 2,557
Builders FirstSource, 6.75%,
5/15/35 (1) 1,710 1,721
Miter Brands Acquisition Holdco,
6.75%, 4/1/32 (1) 4,275 4,286
New Enterprise Stone & Lime,
5.25%, 7/15/28 (1) 3,790 3,714
Quikrete Holdings, 6.375%,
3/1/32 (1) 8,280 8,383
Quikrete Holdings, 6.75%, 3/1/33 (1) 8,196 8,319
34,364

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Cable Operators  5.9%
C&W Senior Finance, 9.00%,
1/15/33 (1) 2,780 2,762
CCO Holdings, 4.50%, 6/1/33 (1) 12,325 10,969
CCO Holdings, 4.75%, 2/1/32 (1)(6) 3,095 2,863
CCO Holdings, 6.375%, 9/1/29 (1) 6,713 6,797
CCO Holdings, 7.375%, 3/1/31 (1) 10,045 10,422
Charter Communications Operating,
6.484%, 10/23/45  9,055 8,715
CSC Holdings, 6.50%, 2/1/29 (1) 3,810 3,029
CSC Holdings, 7.50%, 4/1/28 (1) 4,730 3,666
CSC Holdings, 11.25%, 5/15/28 (1)
(6) 2,450 2,419
CSC Holdings, 11.75%, 1/31/29 (1) 6,070 5,691
Directv Financing, 5.875%,
8/15/27 (1) 740 727
Directv Financing, 10.00%,
2/15/31 (1) 2,485 2,420
DISH DBS, 5.25%, 12/1/26 (1) 5,255 4,834
DISH DBS, 5.75%, 12/1/28 (1) 5,452 4,607
DISH DBS, 7.75%, 7/1/26  2,635 2,266
EchoStar, 10.75%, 11/30/29  7,290 7,326
GCI, 4.75%, 10/15/28 (1) 1,101 1,032
LCPR Senior Secured Financing,
6.75%, 10/15/27 (1) 244 177
Midcontinent Communications,
8.00%, 8/15/32 (1)(6) 3,480 3,593
Sable International Finance, 7.125%,
10/15/32 (1) 5,200 5,114
Vmed O2 U.K. Financing I, 4.75%,
7/15/31 (1) 7,845 7,201
96,630
Chemicals  3.2%
Avient, 6.25%, 11/1/31 (1) 1,755 1,753
Avient, 7.125%, 8/1/30 (1) 6,193 6,379
Axalta Coating Systems Dutch
Holding B, 7.25%, 2/15/31 (1) 1,925 2,007
Celanese U.S. Holdings, 7.05%,
11/15/30  1,560 1,607
Celanese U.S. Holdings, 7.20%,
11/15/33 (6) 10,135 10,578
CVR Partners, 6.125%, 6/15/28 (1) 7,854 7,795
GPD, 10.125%, 4/1/26 (1) 2,770 2,701
Methanex, 5.25%, 12/15/29  1,585 1,531
Methanex, 5.65%, 12/1/44  1,310 1,010
Methanex U.S. Operations, 6.25%,
3/15/32 (1) 2,000 1,935
Vibrantz Technologies, 9.00%,
2/15/30 (1)(6) 4,115 2,880
Windsor Holdings III, 8.50%,
6/15/30 (1) 6,250 6,594
WR Grace Holdings, 5.625%,
8/15/29 (1) 3,665 3,221
WR Grace Holdings, 7.375%,
3/1/31 (1) 1,711 1,724
51,715
Par/Shares $ Value
(Amounts in 000s)
‡
Consumer Products  0.3%
Kontoor Brands, 4.125%,
11/15/29 (1) 2,175 2,007
Newell Brands, 8.50%, 6/1/28 (1) 3,328 3,436
5,443
Container  0.6%
Ball, 6.875%, 3/15/28  3,280 3,354
Graham Packaging, 7.125%,
8/15/28 (1) 570 559
Sealed Air, 5.00%, 4/15/29 (1) 1,535 1,504
Sealed Air, 6.125%, 2/1/28 (1) 1,740 1,758
Trident TPI Holdings, 12.75%,
12/31/28 (1) 1,605 1,677
Trivium Packaging Finance, 8.25%,
7/15/30 (1) 1,295 1,342
10,194
Energy  11.4%
Aethon United BR, 7.50%,
10/1/29 (1) 4,068 4,154
AmeriGas Partners, 9.375%,
6/1/28 (1) 2,472 2,491
AmeriGas Partners, 9.50%,
6/1/30 (1) 2,295 2,309
Civitas Resources, 8.375%,
7/1/28 (1) 1,625 1,637
Civitas Resources, 8.625%,
11/1/30 (1) 4,590 4,521
Civitas Resources, 8.75%, 7/1/31 (1) 2,400 2,343
Civitas Resources, 9.625%,
6/15/33 (1) 3,280 3,285
Comstock Resources, 5.875%,
1/15/30 (1) 3,400 3,213
Comstock Resources, 6.75%,
3/1/29 (1) 5,910 5,821
Crescent Energy Finance, 7.375%,
1/15/33 (1) 8,763 8,128
Crescent Energy Finance, 7.625%,
4/1/32 (1) 6,890 6,511
Crescent Energy Finance, 9.25%,
2/15/28 (1) 3,110 3,211
Gulfport Energy Operating, 6.75%,
9/1/29 (1) 2,955 2,985
Hilcorp Energy I, 6.00%, 2/1/31 (1) 2,505 2,305
Hilcorp Energy I, 6.25%, 4/15/32 (1) 2,596 2,362
Hilcorp Energy I, 6.875%, 5/15/34 (1) 478 433
Hilcorp Energy I, 7.25%, 2/15/35 (1) 7,690 7,132
Hilcorp Energy I, 8.375%, 11/1/33 (1) 6,365 6,333
Kinetik Holdings, 5.875%, 6/15/30 (1) 8,395 8,332
Magnolia Oil & Gas Operating,
6.875%, 12/1/32 (1) 3,505 3,452
Matador Resources, 6.50%,
4/15/32 (1) 2,330 2,278
NGL Energy Operating, 8.125%,
2/15/29 (1) 1,895 1,852
NGL Energy Operating, 8.375%,
2/15/32 (1) 7,755 7,290
Permian Resources Operating,
6.25%, 2/1/33 (1) 3,040 2,987

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Permian Resources Operating,
7.00%, 1/15/32 (1) 3,080 3,149
Permian Resources Operating,
9.875%, 7/15/31 (1) 1,993 2,167
Prairie Acquiror, 9.00%, 8/1/29 (1) 1,820 1,843
Range Resources, 4.75%,
2/15/30 (1) 1,710 1,644
Range Resources, 8.25%, 1/15/29  1,480 1,517
Seadrill Finance, 8.375%, 8/1/30 (1) 5,117 5,002
South Bow Canadian Infrastructure
Holdings, VR, 7.50%, 3/1/55 (1)(6)
(10) 4,545 4,534
South Bow Canadian Infrastructure
Holdings, VR, 7.625%, 3/1/55 (1)(10) 420 423
Sunoco, 7.00%, 5/1/29 (1) 1,585 1,633
Sunoco, 7.25%, 5/1/32 (1) 5,788 6,012
Tallgrass Energy Partners, 6.00%,
12/31/30 (1) 4,205 4,016
Tallgrass Energy Partners, 6.00%,
9/1/31 (1) 4,065 3,862
Tallgrass Energy Partners, 7.375%,
2/15/29 (1) 3,440 3,483
Transocean, 6.80%, 3/15/38  1,010 682
Transocean, 8.25%, 5/15/29 (1)(6) 1,420 1,271
Transocean, 8.50%, 5/15/31 (1) 3,370 2,881
Transocean, 8.75%, 2/15/30 (1) 7,467 7,504
Transocean Aquila, 8.00%,
9/30/28 (1) 1,374 1,374
Valaris, 8.375%, 4/30/30 (1) 2,410 2,410
Venture Global LNG, 8.375%,
6/1/31 (1) 10,360 10,502
Venture Global LNG, 9.50%,
2/1/29 (1) 3,935 4,201
Venture Global LNG, VR, 9.00% (1)
(9)(10) 14,100 13,254
Venture Global Plaquemines LNG,
7.50%, 5/1/33 (1) 1,420 1,480
Venture Global Plaquemines LNG,
7.75%, 5/1/35 (1) 3,680 3,869
Vermilion Energy, 6.875%, 5/1/30 (1) 3,550 3,182
187,260
Entertainment & Leisure  4.3%
Carnival, 6.00%, 5/1/29 (1) 290 291
Carnival, 6.125%, 2/15/33 (1)(6) 3,260 3,260
Churchill Downs, 5.75%, 4/1/30 (1) 4,830 4,751
Cinemark USA, 5.25%, 7/15/28 (1)(6) 3,440 3,393
Cinemark USA, 7.00%, 8/1/32 (1) 5,160 5,302
Inter Media and Communication,
6.75%, 2/9/27 (EUR)  2,303 2,650
Merlin Entertainments Group U.S.
Holdings, 7.375%, 2/15/31 (1) 4,600 4,192
Motion Finco, 7.375%, 6/15/30
(EUR) (1) 1,615 1,753
Motion Finco, 8.375%, 2/15/32 (1) 3,845 3,581
NCL, 6.75%, 2/1/32 (1) 3,535 3,526
NCL, 7.75%, 2/15/29 (1) 5,005 5,230
NCL, 8.125%, 1/15/29 (1) 1,474 1,550
NCL Finance, 6.125%, 3/15/28 (1) 1,355 1,360
Par/Shares $ Value
(Amounts in 000s)
‡
Royal Caribbean Cruises, 5.625%,
9/30/31 (1) 2,520 2,488
Royal Caribbean Cruises, 6.00%,
2/1/33 (1) 5,185 5,204
Royal Caribbean Cruises, 6.25%,
3/15/32 (1) 2,270 2,301
SeaWorld Parks & Entertainment,
5.25%, 8/15/29 (1) 6,275 6,024
Six Flags Entertainment, 5.25%,
7/15/29 (6) 3,611 3,507
Six Flags Entertainment, 6.625%,
5/1/32 (1) 2,435 2,481
Six Flags Entertainment, 7.25%,
5/15/31 (1) 7,940 8,079
70,923
Financial  11.8%
Acrisure, 7.50%, 11/6/30 (1) 5,970 6,142
Acrisure, 8.25%, 2/1/29 (1) 3,530 3,640
Acrisure, 8.50%, 6/15/29 (1) 4,305 4,488
Alliant Holdings Intermediate,
5.875%, 11/1/29 (1) 2,115 2,062
Alliant Holdings Intermediate, 6.75%,
10/15/27 (1) 7,545 7,545
Alliant Holdings Intermediate, 7.00%,
1/15/31 (1) 10,078 10,280
Alliant Holdings Intermediate,
7.375%, 10/1/32 (1)(6) 4,340 4,443
Apollo Commercial Real Estate
Finance, 4.625%, 6/15/29 (1)(6) 3,845 3,581
Blackstone Mortgage Trust, 7.75%,
12/1/29 (1) 1,030 1,079
Cobra AcquisitionCo, 6.375%,
11/1/29 (1) 3,525 2,979
Cobra AcquisitionCo, 12.25%,
11/1/29 (1) 1,910 1,948
Focus Financial Partners, 6.75%,
9/15/31 (1) 2,558 2,580
HUB International, 5.625%,
12/1/29 (1) 5,380 5,340
HUB International, 7.25%, 6/15/30 (1) 12,760 13,223
HUB International, 7.375%,
1/31/32 (1) 6,125 6,393
Jane Street Group, 6.125%,
11/1/32 (1) 7,515 7,506
Jane Street Group, 6.75%, 5/1/33 (1) 5,890 6,023
Jane Street Group, 7.125%,
4/30/31 (1) 5,731 5,967
Jerrold Finco, 5.25%, 1/15/27 (GBP)  1,445 1,945
Jerrold Finco, 7.50%, 6/15/31
(GBP) (1) 1,200 1,619
Jones Deslauriers Insurance
Management, 8.50%, 3/15/30 (1) 4,600 4,818
Jones Deslauriers Insurance
Management, 10.50%, 12/15/30 (1) 2,070 2,215
Midcap Financial Issuer Trust,
5.625%, 1/15/30 (1) 3,145 2,838
Midcap Financial Issuer Trust,
6.50%, 5/1/28 (1) 8,720 8,437

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Navient, 5.50%, 3/15/29 (6) 386 370
Navient, 5.625%, 8/1/33  8,702 7,636
Navient, 7.875%, 6/15/32  3,275 3,283
Navient, 9.375%, 7/25/30  7,525 8,108
Navient, 11.50%, 3/15/31  3,930 4,392
OneMain Finance, 7.125%, 11/15/31  2,580 2,619
OneMain Finance, 7.50%, 5/15/31  2,405 2,465
OneMain Finance, 9.00%, 1/15/29  9,385 9,842
Panther Escrow Issuer, 7.125%,
6/1/31 (1) 8,370 8,663
PennyMac Financial Services,
6.875%, 2/15/33 (1) 4,140 4,150
PennyMac Financial Services,
7.125%, 11/15/30 (1) 4,230 4,309
PennyMac Financial Services,
7.875%, 12/15/29 (1) 3,752 3,949
PROG Holdings, 6.00%, 11/15/29 (1) 5,195 4,909
Ryan Specialty, 4.375%, 2/1/30 (1) 1,445 1,369
Ryan Specialty, 5.875%, 8/1/32 (1) 1,615 1,605
United Wholesale Mortgage, 5.50%,
4/15/29 (1) 2,040 1,951
USI, 7.50%, 1/15/32 (1) 2,980 3,125
UWM Holdings, 6.625%, 2/1/30 (1) 3,495 3,412
193,248
Food  0.9%
B&G Foods, 8.00%, 9/15/28 (1) 1,570 1,476
Chobani, 7.625%, 7/1/29 (1)(6) 3,260 3,419
Chobani Holdco II, 8.75%, 10/1/29,
(8.75% Cash or 9.5% PIK) (1)(8) 2,018 2,140
Darling Ingredients, 6.00%,
6/15/30 (1) 4,070 4,075
Post Holdings, 6.25%, 2/15/32 (1) 2,020 2,055
TreeHouse Foods, 4.00%, 9/1/28  1,590 1,445
14,610
Forest Products  0.3%
Cascades, 5.375%, 1/15/28 (1) 2,645 2,605
Graphic Packaging International,
3.75%, 2/1/30 (1) 2,330 2,135
4,740
Gaming  2.8%
Caesars Entertainment, 6.50%,
2/15/32 (1) 2,285 2,296
Caesars Entertainment, 7.00%,
2/15/30 (1) 3,185 3,257
Churchill Downs, 6.75%, 5/1/31 (1) 4,290 4,360
Cirsa Finance International, 6.50%,
3/15/29 (EUR) (1) 775 922
Cirsa Finance International,
10.375%, 11/30/27 (EUR) (1) 545 651
Light & Wonder International, 7.00%,
5/15/28 (1) 2,745 2,745
Light & Wonder International, 7.25%,
11/15/29 (1) 9,045 9,271
Light & Wonder International, 7.50%,
9/1/31 (1) 1,555 1,602
MGM Growth Properties Operating
Partnership, 3.875%, 2/15/29 (1) 3,700 3,545
Par/Shares $ Value
(Amounts in 000s)
‡
MGM Growth Properties Operating
Partnership, 5.75%, 2/1/27  1,905 1,918
Midwest Gaming Borrower, 4.875%,
5/1/29 (1) 3,130 2,985
Ontario Gaming GTA, 8.00%,
8/1/30 (1) 1,675 1,652
Playtika Holding, 4.25%, 3/15/29 (1) 2,905 2,589
Scientific Games Holdings, 6.625%,
3/1/30 (1) 3,510 3,326
Voyager Parent, 9.25%, 7/1/32 (1) 4,870 5,022
46,141
Health Care  8.5%
1261229 B.C., 10.00%, 4/15/32 (1) 9,860 9,761
AthenaHealth Group, 6.50%,
2/15/30 (1)(6) 7,740 7,430
Bausch + Lomb, 8.375%, 10/1/28 (1) 5,000 5,169
CHS, 5.25%, 5/15/30 (1) 2,125 1,913
CHS, 6.00%, 1/15/29 (1) 2,935 2,807
CHS, 6.125%, 4/1/30 (1)(6) 2,760 2,118
CHS, 10.875%, 1/15/32 (1) 5,975 6,378
Concentra Health Services, 6.875%,
7/15/32 (1) 1,690 1,737
DaVita, 6.875%, 9/1/32 (1) 5,140 5,217
LifePoint Health, 5.375%, 1/15/29 (1)
(6) 3,376 3,173
LifePoint Health, 9.875%, 8/15/30 (1) 542 580
LifePoint Health, 10.00%, 6/1/32 (1)
(6) 6,444 6,734
LifePoint Health, 11.00%,
10/15/30 (1) 10,880 11,954
Medline Borrower, 5.25%, 10/1/29 (1) 10,990 10,743
Medline Borrower, 6.25%, 4/1/29 (1) 9,050 9,208
Molina Healthcare, 3.875%,
5/15/32 (1) 1,975 1,755
Molina Healthcare, 4.375%,
6/15/28 (1)(6) 3,365 3,260
Molina Healthcare, 6.25%,
1/15/33 (1) 1,745 1,739
MPT Operating Partnership, 5.00%,
10/15/27 (6) 1,860 1,621
MPT Operating Partnership, 8.50%,
2/15/32 (1) 2,815 2,885
Opal Bidco, 6.50%, 3/31/32 (1) 6,210 6,187
Organon, 5.125%, 4/30/31 (1)(6) 3,850 3,224
Star Parent, 9.00%, 10/1/30 (1)(6) 3,317 3,417
Tenet Healthcare, 4.375%, 1/15/30  4,480 4,273
Tenet Healthcare, 6.125%, 10/1/28  9,385 9,385
Tenet Healthcare, 6.125%, 6/15/30  6,325 6,372
Tenet Healthcare, 6.75%, 5/15/31  2,515 2,587
Tenet Healthcare, 6.875%, 11/15/31  1,195 1,252
Teva Pharmaceutical Finance
Netherlands III, 4.10%, 10/1/46  2,185 1,532
Teva Pharmaceutical Finance
Netherlands III, 6.75%, 3/1/28  2,710 2,795
Teva Pharmaceutical Finance
Netherlands III, 7.875%, 9/15/29  2,430 2,618
139,824

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
Health Care Services  0.1%
Perrigo Finance Unlimited, 6.125%,
9/30/32  1,605 1,601
1,601
Information Technology  5.5%
Capstone Borrower, 8.00%,
6/15/30 (1) 4,840 4,973
Carvana, 11.00%, 6/1/30, (11.00%
Cash or 13.00% PIK) (1)(8) 1,718 1,803
Carvana, 14.00%, 6/1/31, (14.00%
PIK) (1)(8) 7,422 8,610
Cloud Software Group, 8.25%,
6/30/32 (1) 4,185 4,389
Cloud Software Group, 9.00%,
9/30/29 (1) 22,050 22,519
Dye & Durham, 8.625%, 4/15/29 (1) 5,919 6,126
Entegris, 5.95%, 6/15/30 (1) 8,170 8,180
Gen Digital, 7.125%, 9/30/30 (1)(6) 4,845 5,003
Match Group Holdings II, 3.625%,
10/1/31 (1) 3,100 2,697
Match Group Holdings II, 4.125%,
8/1/30 (1) 5,690 5,221
Match Group Holdings II, 4.625%,
6/1/28 (1) 1,885 1,819
Match Group Holdings II, 5.625%,
2/15/29 (1) 970 960
McAfee, 7.375%, 2/15/30 (1)(6) 9,920 9,176
ROBLOX, 3.875%, 5/1/30 (1) 2,740 2,548
SS&C Technologies, 6.50%,
6/1/32 (1) 2,265 2,319
Twilio, 3.625%, 3/15/29  1,650 1,545
Twilio, 3.875%, 3/15/31 (6) 2,945 2,713
90,601
Lodging  1.2%
Hilton Domestic Operating, 4.00%,
5/1/31 (1) 3,890 3,598
Hilton Domestic Operating, 5.875%,
3/15/33 (1)(6) 2,345 2,351
Hilton Domestic Operating, 6.125%,
4/1/32 (1) 1,855 1,878
Park Intermediate Holdings, 4.875%,
5/15/29 (1) 2,350 2,218
Park Intermediate Holdings, 5.875%,
10/1/28 (1) 1,850 1,815
Park Intermediate Holdings, 7.00%,
2/1/30 (1) 1,250 1,255
RHP Hotel Properties, 4.50%,
2/15/29 (1) 3,775 3,648
RHP Hotel Properties, 6.50%,
6/15/33 (1) 2,400 2,442
RHP Hotel Properties, 7.25%,
7/15/28 (1) 465 478
19,683
Manufacturing  1.6%
Arcosa, 6.875%, 8/15/32 (1) 1,245 1,279
Enpro, 6.125%, 6/1/33 (1) 2,465 2,484
Madison IAQ, 4.125%, 6/30/28 (1) 4,715 4,526
Madison IAQ, 5.875%, 6/30/29 (1)(6) 4,405 4,234
Par/Shares $ Value
(Amounts in 000s)
‡
Mueller Water Products, 4.00%,
6/15/29 (1) 4,755 4,493
Sensata Technologies, 4.00%,
4/15/29 (1) 4,485 4,188
Sensata Technologies, 5.875%,
9/1/30 (1) 3,655 3,610
Stevens Holding, 6.125%, 10/1/26 (1) 1,670 1,660
26,474
Metals & Mining  1.7%
Arsenal AIC Parent, 8.00%,
10/1/30 (1) 5,050 5,277
Arsenal AIC Parent, 11.50%,
10/1/31 (1) 3,185 3,535
ATI, 7.25%, 8/15/30  1,450 1,510
Carpenter Technology, 7.625%,
3/15/30  747 768
Cleveland-Cliffs, 7.375%, 5/1/33 (1) 2,745 2,368
Constellium, 6.375%, 8/15/32 (1)(6) 1,765 1,752
ERO Copper, 6.50%, 2/15/30 (1)(6) 573 564
Hecla Mining, 7.25%, 2/15/28  7,219 7,228
Hudbay Minerals, 6.125%, 4/1/29 (1) 3,365 3,365
Novelis, 4.75%, 1/30/30 (1) 1,830 1,739
28,106
Other Telecommunications  1.9%
Frontier Communications Holdings,
6.00%, 1/15/30 (1)(6) 4,705 4,764
Frontier Communications Holdings,
8.75%, 5/15/30 (1) 3,260 3,415
Iliad Holding, 8.50%, 4/15/31 (1) 795 837
Level 3 Financing, 4.00%, 4/15/31 (1) 5,525 4,606
Level 3 Financing, 10.00%,
10/15/32 (1) 4,291 4,333
Level 3 Financing, 10.75%,
12/15/30 (1) 3,868 4,361
Level 3 Financing, 11.00%,
11/15/29 (1) 6,826 7,739
Zayo Group Holdings, 4.00%,
3/1/27 (1)(6) 1,840 1,730
31,785
Real Estate Investment Trust
Securities  1.3%
Global Net Lease, 4.50%, 9/30/28 (1) 5,930 5,671
Service Properties Trust, 8.625%,
11/15/31 (1) 7,975 8,493
Service Properties Trust, 8.875%,
6/15/32 (6) 7,545 7,545
21,709
Restaurants  0.5%
Yum! Brands, 5.35%, 11/1/43  3,890 3,589
Yum! Brands, 6.875%, 11/15/37  4,210 4,420
8,009
Retail  1.6%
Bath & Body Works, 6.625%,
10/1/30 (1) 7,380 7,518
Bath & Body Works, 6.694%, 1/15/27  340 346
Bath & Body Works, 7.50%, 6/15/29  2,060 2,109

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
CVS Health, VR, 6.75%,
12/10/54 (10) 10,080 9,839
CVS Health, VR, 7.00%, 3/10/55 (10) 2,795 2,819
PetSmart, 4.75%, 2/15/28 (1) 1,250 1,205
Victra Holdings, 8.75%, 9/15/29 (1)
(6) 2,470 2,516
26,352
Satellites  0.4%
Connect Finco, 9.00%, 9/15/29 (1) 3,620 3,439
Hughes Satellite Systems, 6.625%,
8/1/26 (6) 1,363 961
Intelsat Jackson Holdings, 6.50%,
3/15/30 (1)(6) 2,685 2,636
7,036
Services  6.3%
Albion Financing 1, 7.00%,
5/21/30 (1) 4,020 4,050
Allied Universal Holdco, 7.875%,
2/15/31 (1) 4,637 4,805
Allied Universal Holdco, 9.75%,
7/15/27 (1) 9,513 9,561
Avis Budget Car Rental, 8.00%,
2/15/31 (1)(6) 3,900 3,929
Avis Budget Car Rental, 8.25%,
1/15/30 (1)(6) 2,515 2,553
Axon Enterprise, 6.125%, 3/15/30 (1) 1,400 1,428
Axon Enterprise, 6.25%, 3/15/33 (1) 1,045 1,061
Boost Newco Borrower, 7.50%,
1/15/31 (1) 9,751 10,299
eG Global Finance, 12.00%,
11/30/28 (1) 4,700 5,196
Fortress Intermediate 3, 7.50%,
6/1/31 (1) 2,910 3,005
Herc Holdings Escrow, 7.00%,
6/15/30 (1) 2,870 2,956
Loxam, 6.375%, 5/31/29 (EUR) (1) 1,020 1,208
RB Global Holdings, 6.75%,
3/15/28 (1) 1,685 1,721
RB Global Holdings, 7.75%,
3/15/31 (1) 2,285 2,393
Sabre GLBL, 10.75%, 11/15/29 (1) 6,140 6,263
Sabre GLBL, 11.125%, 7/15/30 (1) 1,437 1,475
Shift4 Payments, 5.50%, 5/15/33
(EUR) (1) 2,215 2,580
Shift4 Payments, 6.75%, 8/15/32 (1) 1,505 1,535
Staples, 10.75%, 9/1/29 (1) 1,860 1,683
TK Elevator Holdco, 6.625%, 7/15/28
(EUR)  3,537 4,020
TK Elevator U.S. Newco, 5.25%,
7/15/27 (1) 4,780 4,720
UKG, 6.875%, 2/1/31 (1) 16,260 16,748
United Rentals North America,
3.75%, 1/15/32  1,585 1,421
United Rentals North America,
3.875%, 2/15/31  3,315 3,050
United Rentals North America,
6.125%, 3/15/34 (1) 1,685 1,702
Par/Shares $ Value
(Amounts in 000s)
‡
Williams Scotsman, 6.625%,
6/15/29 (1) 1,625 1,651
Williams Scotsman, 7.375%,
10/1/31 (1) 2,117 2,194
103,207
Supermarkets  0.3%
Iceland Bondco, 10.875%, 12/15/27
(GBP) (1) 545 777
Iceland Bondco, FRN, 3M EURIBOR
+ 5.50%, 7.643%, 12/15/27 (EUR) (1) 555 632
Performance Food Group, 6.125%,
9/15/32 (1) 2,720 2,740
4,149
Transportation  0.4%
Genesee & Wyoming, 6.25%,
4/15/32 (1) 2,790 2,832
Watco, 7.125%, 8/1/32 (1) 2,980 3,051
5,883
Utilities  4.5%
Alpha Generation, 6.75%,
10/15/32 (1) 2,935 2,986
California Buyer, 6.375%, 2/15/32 (1) 3,290 3,245
HA Sustainable Infrastructure Capital,
6.375%, 7/1/34  3,815 3,720
HAT Holdings I, 8.00%, 6/15/27 (1) 3,346 3,438
NRG Energy, 6.25%, 11/1/34 (1) 3,455 3,451
NRG Energy, VR, 10.25% (1)(9)(10) 3,090 3,391
PG&E, VR, 7.375%, 3/15/55 (10) 2,973 2,910
Talen Energy Supply, 8.625%,
6/1/30 (1) 11,214 11,943
TerraForm Power Operating, 5.00%,
1/31/28 (1) 4,956 4,795
TransAlta, 7.75%, 11/15/29  1,185 1,237
Vistra, VR, 7.00% (1)(9)(10) 1,752 1,767
Vistra, VR, 8.00% (1)(9)(10) 10,300 10,493
Vistra, Series C, VR, 8.875% (1)(9)
(10) 7,960 8,547
Vistra Operations, 7.75%,
10/15/31 (1) 8,150 8,619
XPLR Infrastructure Operating
Partners, 8.375%, 1/15/31 (1)(6) 1,650 1,716
XPLR Infrastructure Operating
Partners, 8.625%, 3/15/33 (1)(6) 1,650 1,724
73,982
Wireless Communications  0.5%
Rogers Communications, VR, 7.00%,
4/15/55 (10) 3,310 3,318
Rogers Communications, VR,
7.125%, 4/15/55 (10) 4,950 4,938
8,256
Total Corporate Bonds (Cost
$1,478,861) 1,480,341

T. ROWE PRICE Institutional High Yield Fund

Par/Shares $ Value
(Amounts in 000s)
‡
MUNICIPAL SECURITIES  0.5%
Puerto Rico  0.5%
Puerto Rico Commonwealth, GO,
VR, 11/1/43 (11) 12,590 7,554
Total Municipal Securities (Cost
$6,853) 7,554
PREFERRED STOCKS  0.6%
Financials  0.6%
AH Parent, Series A, Acquisition
Date: 9/27/24, Cost $10,136 (3)(4)(7) 10 10,310
Total Preferred Stocks (Cost
$10,136) 10,310
SHORT-TERM INVESTMENTS  1.8%
Money Market Funds  1.8%
T. Rowe Price Government Reserve
Fund, 4.38% (12)(13) 30,285 30,285
Total Short-Term Investments
(Cost $30,285) 30,285
Par/Shares $ Value
(Amounts in 000s)
‡
SECURITIES LENDING COLLATERAL  4.8%
INVESTMENTS IN A POOLED
ACCOUNT THROUGH SECURITIES
LENDING PROGRAM WITH STATE
STREET BANK AND TRUST
COMPANY 4.8%
Money Market Funds 4.8%
T. Rowe Price Government Reserve
Fund, 4.38% (12)(13) 79,554 79,554
Total Investments in a Pooled
Account through Securities
Lending Program with State Street
Bank and
Trust
Company 79,554
Total Securities Lending Collateral
(Cost $79,554) 79,554
Total Investments in Securities
104.0% of Net Assets
(Cost $1,708,030) $ 1,708,878
‡ Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $1,276,339 and represents 77.7% of net assets.
(2) Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(3) Non-income producing
(4) See Note 2. Level 3 in fair value hierarchy.
(5) All or a portion of this loan is unsettled as of May 31, 2025. The interest rate for unsettled loans will be determined upon settlement after period end.
(6) See Note 4 . All or a portion of this security is on loan at May 31, 2025.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description. The fund may have registration rights for certain restricted securities. Any costs related to such registration are generally borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $14,310 and represents 0.9% of net assets.
(8) Security has the ability to pay in-kind or pay in cash. When applicable, separate rates of such payments are disclosed.
(9) Perpetual security with no stated maturity date.
(10) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate.
Reference rate and spread are provided if the rate is currently floating.
(11) Contingent value instrument that only pays out if a portion of the territory's Sales and Use Tax outperforms the projections in the Oversight Board’s Certified Fiscal Plan.
(12) Seven-day yield
(13) Affiliated Companies
1M TSFR One month term SOFR (Secured overnight financing rate)
3M EURIBOR Three month EURIBOR (Euro interbank offered rate)
3M TSFR Three month term SOFR (Secured overnight financing rate)
6M TSFR Six month term SOFR (Secured overnight financing rate)

T. ROWE PRICE Institutional High Yield Fund

.
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
GO General Obligation
PIK Payment-in-kind
PRIME Prime rate
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Institutional High Yield Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Barclays Bank 8/22/25 EUR 834 USD 940 $ 13
Barclays Bank 8/22/25 USD 2,495 EUR 2,215 (34)
Citibank 7/25/25 USD 1,620 GBP 1,200 3
Deutsche Bank 7/25/25 USD 5,461 GBP 4,081 (39)
Standard Chartered 8/22/25 USD 17,730 EUR 15,660 (151)
Net unrealized gain (loss) on open forward
currency exchange contracts $ (208)

T. ROWE PRICE Institutional High Yield Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended May 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 4.38% $ — $ — $ 1,678++
Totals $ —# $ — $ 1,678+
Supplementary Investment Schedule
Affiliate
Value
5/31/24
Purchase
Cost
Sales
Cost
Value
5/31/25
T. Rowe Price Government Reserve Fund, 4.38% $ 44,665  ¤  ¤ $ 109,839
Total $ 109,839^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $1,678 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $109,839.

T. ROWE PRICE Institutional High Yield Fund
May 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Assets
Investments in securities, at value (cost $1,708,030) $ 1,708,878
Interest receivable 27,546
Receivable for investment securities sold 2,915
Foreign currency (cost $1,631) 1,630
Receivable for shares sold 608
Restricted cash pledged for bilateral derivatives 210
Unrealized gain on forward currency exchange contracts 16
Other assets 59
Total assets 1,741,862
Liabilities
Obligation to return securities lending collateral 79,554
Payable for investment securities purchased 17,612
Payable for shares redeemed 730
Investment management and administrative fees payable 725
Unrealized loss on forward currency exchange contracts 224
Other liabilities 63
Total liabilities 98,908
NET ASSETS $ 1,642,954
Net Assets Consist of:
Total distributable earnings (loss) $ (325,613)
Paid-in capital applicable to 209,414,952 shares of $0.0001 par value capital stock outstanding; 4,000,000,000 shares of the
Corporation authorized 1,968,567
NET ASSETS $ 1,642,954
NET ASSET VALUE PER SHARE $ 7.85

T. Rowe Price Institutional High Yield Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
5/31/25
Investment Income (Loss)
Income
.
  Interest $ 123,788
Dividend (net of foreign taxes of $10) 2,249
Securities lending 697
Other 26
Total income 126,760
Expenses
Investment management and administrative expense 8,655
Miscellaneous 9
Total expenses 8,664
Net investment income 118,096
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities (22,862)
Swaps 113
Forward currency exchange contracts (304)
Foreign currency transactions 16
Net realized loss (23,037)
Change in net unrealized gain / loss
Securities 51,191
Swaps 64
Forward currency exchange contracts (197)
Other assets and liabilities denominated in foreign currencies 158
Change in net unrealized gain / loss 51,216
Net realized and unrealized gain / loss 28,179
INCREASE IN NET ASSETS FROM OPERATIONS
$ 146,275

T. Rowe Price Institutional High Yield Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
5/31/25 5/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 118,096 $ 113,215
Net realized loss (23,037) (52,779)
Change in net unrealized gain / loss 51,216 116,881
Increase in net assets from operations 146,275 177,317
Distributions to shareholders
Net earnings (118,129) (113,406)
Capital share transactions
*
Shares sold 173,099 233,983
Distributions reinvested 113,212 109,596
Shares redeemed (386,327) (304,698)
Increase (decrease) in net assets from capital share transactions (100,016) 38,881
Net Assets
Increase (decrease) during period (71,870) 102,792
Beginning of period 1,714,824 1,612,032
End of period $ 1,642,954 $ 1,714,824
*Share information (000s)
Shares sold 22,063 30,840
Distributions reinvested 14,425 14,362
Shares redeemed (49,519) (40,040)
Increase (decrease) in shares outstanding (13,031) 5,162

T. Rowe Price Institutional High Yield Fund

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Institutional Income Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940
(the 1940 Act). The Institutional High Yield Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks high current income and, secondarily, capital appreciation.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Paydown gains and losses are recorded as an adjustment to interest income. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Earnings on investments recognized as partnerships for federal income tax purposes reflect the tax character of such earnings. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared daily and paid monthly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
New Accounting Guidance  In December 2023, the FASB issued Accounting Standards Update (ASU), ASU 2023-09,
Income Taxes (Topic 740) – Improvements to Income Taxes Disclosures, which enhances the transparency of income tax disclosures. The ASU requires public entities, on an annual basis, to provide disclosure of specific categories in the rate reconciliation, as well as disclosure of income taxes paid disaggregated by jurisdiction. The amendments under this ASU are required to be applied prospectively and are effective for fiscal years beginning after December 15, 2024. Management expects that adoption of the guidance will not have a material impact on the fund’s financial statements.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.

T. Rowe Price Institutional High Yield Fund

NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.
The Valuation Designee cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. Rowe Price Institutional High Yield Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on May 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 1,494,517 $ — $ 1,494,517
Bank Loans — 78,469 2,313 80,782
Common Stocks 2,594 — — 2,594
Convertible Preferred Stocks 6,836 — 4,000 10,836
Preferred Stocks — — 10,310 10,310
Short-Term Investments 30,285 — — 30,285
Securities Lending Collateral 79,554 — — 79,554
Total Securities 119,269 1,572,986 16,623 1,708,878
Forward Currency Exchange Contracts — 16 — 16
Total $ 119,269 $ 1,573,002 $ 16,623 $ 1,708,894
Liabilities
Forward Currency Exchange Contracts $ — $ 224 $ — $ 224
1
Includes Asset-Backed Securities, Convertible Bonds, Corporate Bonds and Municipal Securities.

T. Rowe Price Institutional High Yield Fund

Following is a reconciliation of the fund’s Level 3 holdings for the year ended May 31, 2025. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any, and is included on the accompanying Statement of Operations. The change in unrealized gain/loss on Level 3 instruments held at May 31, 2025, totaled $52,000 for the year ended May 31, 2025.
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended May 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional
Information. The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust portfolio duration and credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations.
Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of May 31, 2025, and the related location on the accompanying Statement of Assets and Liabilities, presented by primary underlying risk exposure:
($000s)
Beginning
Balance
5/31/24
Gain
(Loss)
During
Period
Total
Purchases
Ending
Balance
5/31/25
Investment in Securities
Bank Loans $ — $ (114) $ 2,427 $ 2,313
Convertible Preferred Stocks — — 4,000 4,000
Preferred Stocks — 174 10,136 10,310
Total $ — $ 60 $ 16,563 $ 16,623
($000s)
Location on Statement of
Assets and Liabilities Fair Value
Assets
Foreign exchange derivatives Forwards $ 16
Total $ 16
Liabilities
Foreign exchange derivatives Forwards $ 224
Total $ 224

T. Rowe Price Institutional High Yield Fund

Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended
May 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
Counterparty Risk and Collateral  The fund invests in derivatives, such as non-cleared bilateral swaps, forward currency exchange contracts, and/or OTC options, that are transacted and settle directly with a counterparty (bilateral derivatives), and thereby may expose the fund to counterparty risk. To mitigate this risk, the fund has entered into master netting arrangements (MNAs) with certain counterparties that permit net settlement under specified conditions and, for certain counterparties, also require the exchange of collateral to cover mark-to-market exposure. MNAs may be in the form of
International Swaps and Derivatives Association master agreements (ISDAs) or foreign exchange letter agreements
(FX letters).
MNAs govern the ability to offset amounts the fund owes a counterparty against amounts the counterparty owes the fund (net settlement). Both ISDAs and FX letters generally allow termination of transactions and net settlement upon the occurrence of contractually specified events, such as failure to pay or bankruptcy. In addition, ISDAs specify other events, the occurrence of which would allow one of the parties to terminate. For example, a downgrade in credit rating of a counterparty below a specified rating would allow the fund to terminate, while a decline in the fund’s net assets of more than a specified percentage would allow the counterparty to terminate. Upon termination, all transactions with that counterparty would be liquidated and a net termination amount determined. ISDAs typically include collateral agreements whereas FX letters do not. Collateral requirements are determined daily based on the net aggregate unrealized gain or loss on all bilateral derivatives with each counterparty, subject to minimum transfer amounts that typically range from
$100,000 to $250,000. Any additional collateral required due to changes in security values is typically transferred the next business day.
Collateral may be in the form of cash or debt securities issued by the U.S. government or related agencies, although other securities may be used depending on the terms outlined in the applicable MNA. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. Collateral pledged by counterparties is not included in the fund’s assets because the fund does not obtain effective control over those assets. For bilateral derivatives, collateral posted or received by the fund is held in a segregated account at the fund’s custodian. While typically not sold in the same manner as equity or fixed income securities, OTC and bilateral derivatives may be unwound with counterparties or transactions assigned to other counterparties to allow the fund to exit the transaction. This ability is subject to the liquidity of underlying positions. As of May 31, 2025, cash of $210,000
($000s)
Location of Gain (Loss) on Statement of Operations
Forward
Currency
Exchange
Contracts Swaps Total
Realized Gain (Loss)
Foreign exchange derivatives $ (304) $ — $ (304)
Credit derivatives — 113 113
Total $ (304) $ 113 $ (191)
Change in Unrealized
Gain (Loss)
Foreign exchange derivatives $ (197) $ — $ (197)
Credit derivatives — 64 64
Total $ (197) $ 64 $ (133)

T. Rowe Price Institutional High Yield Fund

had been posted by the fund to counterparties for bilateral derivatives. As of May 31, 2025, no collateral was pledged by counterparties to the fund for bilateral derivatives.
Forward Currency Exchange Contracts  The fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. It may use forward currency exchange contracts (forwards) primarily to protect its
non-U.S. dollar-denominated securities from adverse currency movements or to increase exposure to a particular foreign currency, to shift the fund’s foreign currency exposure from one country to another, or to enhance the fund’s return. A forward involves an obligation to purchase or sell a fixed amount of a specific currency on a future date at a price set at the time of the contract. Although certain forwards may be settled by exchanging only the net gain or loss on the contract, most forwards are settled with the exchange of the underlying currencies in accordance with the specified terms. Forwards are valued at the unrealized gain or loss on the contract, which reflects the net amount the fund either is entitled to receive or obligated to deliver, as measured by the difference between the forward exchange rates at the date of entry into the contract and the forward rates at the reporting date. Appreciated forwards are reflected as assets and depreciated forwards are reflected as liabilities on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying Statement of Operations. Risks related to the use of forwards include the possible failure of counterparties to meet the terms of the agreements; that anticipated currency movements will not occur, thereby reducing the fund’s total return; and the potential for losses in excess of the fund’s initial investment. During the year ended May 31, 2025, the volume of the fund’s activity in forwards, based on underlying notional amounts, was generally between 1% and 2% of net assets.
Swaps  The fund is subject to credit risk in the normal course of pursuing its investment objectives and uses swap contracts to help manage such risk. The fund may use swaps in an effort to manage both long and short exposure to changes in interest rates, inflation rates, and credit quality; to adjust overall exposure to certain markets; to enhance total return or protect the value of portfolio securities; to serve as a cash management tool; or to adjust portfolio duration and credit exposure. Swap agreements can be settled either directly with the counterparty (bilateral swap) or through a central clearinghouse (centrally cleared swap). Fluctuations in the fair value of a contract are reflected in unrealized gain or loss and are reclassified to realized gain or loss on the accompanying Statement of Operations upon contract termination or cash settlement. Net periodic receipts or payments required by a contract increase or decrease, respectively, the value of the contract until the contractual payment date, at which time such amounts are reclassified from unrealized to realized gain or loss on the accompanying Statement of Operations. For bilateral swaps, cash payments are made or received by the fund on a periodic basis in accordance with contract terms; unrealized gain on contracts and premiums paid are reflected as assets and unrealized loss on contracts and premiums received are reflected as liabilities on the accompanying Statement of Assets and Liabilities. For bilateral swaps, premiums paid or received are amortized over the life of the swap and are recognized as realized gain or loss on the accompanying Statement of Operations. For centrally cleared swaps, payments are made or received by the fund each day to settle the daily fluctuation in the value of the contract (variation margin). Accordingly, the value of a centrally cleared swap included in net assets is the unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities.
Credit default swaps are agreements where one party (the protection buyer) agrees to make periodic payments to another party (the protection seller) in exchange for protection against specified credit events, such as certain defaults and bankruptcies related to an underlying credit instrument, or issuer or index of such instruments. Upon occurrence of a specified credit event, the protection seller is required to pay the buyer the difference between the notional amount of the swap and the value of the underlying credit, either in the form of a net cash settlement or by paying the gross notional amount and accepting delivery of the relevant underlying credit. For credit default swaps where the underlying credit is an index, a specified credit event may affect all or individual underlying securities included in the index and will be settled based upon the relative weighting of the affected underlying security(ies) within the index. Risks related to the use of credit default swaps include the possible inability of the fund to accurately assess the current and future creditworthiness of underlying issuers, the possible failure of a counterparty to perform in accordance with the terms of the swap agreements, potential government regulation that could adversely affect the fund’s swap investments, and potential losses in excess of the fund’s initial investment.

T. Rowe Price Institutional High Yield Fund

During the year ended May 31, 2025, the volume of the fund’s activity in swaps, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance. The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of Additional Information.
Noninvestment-Grade Debt  The fund invests, either directly or through its investment in other T. Rowe Price funds, in noninvestment-grade debt, including “high yield” or “junk” bonds or leveraged loans. Noninvestment-grade debt issuers are more likely to suffer an adverse change in financial condition that would result in the inability to meet a financial obligation.
The noninvestment-grade debt market may experience sudden and sharp price swings due to a variety of factors that may decrease the ability of issuers to make principal and interest payments and adversely affect the liquidity or value, or both, of such securities. Accordingly, securities issued by such companies carry a higher risk of default and should be considered speculative.
Restricted Securities  The fund invests in securities that are subject to legal or contractual restrictions on resale. Prompt sale of such securities at an acceptable price may be difficult and may involve substantial delays and additional costs.
Bank Loans  The fund invests in bank loans, which represent an interest in amounts owed by a borrower to a syndicate of lenders. Bank loans are generally noninvestment grade and often involve borrowers whose financial condition is highly leveraged. The fund may invest in fixed and floating rate loans, which may include senior floating rate loans; secured and unsecured loans, second lien or more junior loans; and bridge loans or bridge facilities. Certain bank loans may be revolvers which are a form of senior bank debt, where the borrower can draw down the credit of the revolver when it needs cash and repays the credit when the borrower has excess cash. Certain loans may be “covenant-lite” loans, which means the loans contain fewer maintenance covenants than other loans (in some cases, none) and do not include terms which allow the lender to monitor the performance of the borrower and declare a default if certain criteria are breached. As a result of these risks, the fund’s exposure to losses may be increased.
Bank loans may be in the form of either assignments or participations. A loan assignment transfers all legal, beneficial, and economic rights to the buyer, and transfer typically requires consent of both the borrower and agent. In contrast, a loan participation generally entitles the buyer to receive the cash flows from principal, interest, and any fee payments on a portion of a loan; however, the seller continues to hold legal title to that portion of the loan. As a result, the buyer of a loan participation generally has no direct recourse against the borrower and is exposed to credit risk of both the borrower and seller of the participation.
Bank loans often have extended settlement periods, generally may be repaid at any time at the option of the borrower, and may require additional principal to be funded at the borrowers’ discretion at a later date (e.g. unfunded commitments and revolving debt instruments). Until settlement, the fund maintains liquid assets sufficient to settle its unfunded loan commitments. The fund reflects both the funded portion of a bank loan as well as its unfunded commitment in the
Portfolio of Investments. However, if a credit agreement provides no initial funding of a tranche, and funding of the full commitment at a future date(s) is at the borrower’s discretion and considered uncertain, a loan is reflected in the Portfolio of Investments only if, and only to the extent that, the fund has actually settled a funding commitment.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and

T. Rowe Price Institutional High Yield Fund

the lending agent fails to perform. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At May 31, 2025, the value of loaned securities was $76,468,000; the value of cash collateral and related investments was $79,554,000.
Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $687,454,000 and $788,015,000, respectively, for the year ended May 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to the character of market discount at time of sale, differences between book/tax amortization policies and the character of income on certain derivative contracts.
The tax character of distributions paid for the periods presented was as follows:
At May 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At May 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
($000s)
May 31,
2025
May 31,
2024
Ordinary income (including short-term capital gains, if any) $ 118,129 $ 113,406
($000s)
Cost of investments $ 1,701,429
Unrealized appreciation $ 36,977
Unrealized depreciation (29,373)
Net unrealized appreciation (depreciation) $ 7,604
($000s)
Undistributed ordinary income $ 2,638
Net unrealized appreciation (depreciation) 7,604
Loss carryforwards and deferrals (335,855)
Total distributable earnings (loss) $ (325,613)

T. Rowe Price Institutional High Yield Fund

Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales, the recognition of market discount and premium amortization and the character of income on certain derivatives contracts. The loss carryforwards and deferrals primarily relate to capital loss carryforwards and straddle deferrals. Capital loss carryforwards are available indefinitely to offset future realized capital gains.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management and administrative agreement between the fund and Price
Associates provides for an annual all-inclusive fee equal to 0.50% of the fund’s average daily net assets. The fee is computed daily and paid monthly. The annual all-inclusive fee covers investment management services and ordinary, recurring operating expenses but does not cover interest expense; expenses related to borrowing, taxes, and brokerage; or
nonrecurring, extraordinary expenses.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of Price
Associates, each an affiliate of the fund. Price Associates provides certain accounting and administrative services to the funds. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. Pursuant to the annual all-inclusive fee arrangement under the investment management and administrative agreement, expenses incurred by the funds pursuant to these service agreements are paid by
Price Associates.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Mutual funds, trusts, and other accounts managed by Price Associates or its affiliates (collectively, Price Funds and accounts) may invest in the fund. No Price fund or account may invest for the purpose of exercising management or control over the fund. At May 31, 2025, approximately 23% of the fund's outstanding shares were held by Price Funds and accounts.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Cash collateral from securities lending, if any, is invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay no investment management fees.

T. Rowe Price Institutional High Yield Fund

The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended May 31, 2025, the fund had no purchases or sales cross trades with other funds or accounts advised by Price Associates.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Institutional High Yield Fund

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Institutional Income Funds, Inc.
and Shareholders of T. Rowe Price Institutional High Yield Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Institutional High Yield Fund (one of the funds constituting T. Rowe Price Institutional Income Funds, Inc., referred to hereafter as the "Fund") as of May 31, 2025, the related statement of operations for the year ended May 31, 2025, the statement of changes in net assets for each of the two years in the period ended May 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended May 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of May 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended May 31, 2025 and the financial highlights for each of the five years in the period ended
May 31, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of May 31, 2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
July 18, 2025
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Institutional High Yield Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 5/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
For taxable non-corporate shareholders, $442,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $373,000 of the fund's income qualifies for the dividends-received deduction.
For shareholders subject to interest expense deduction limitation under Section 163(j), $114,941,000 of the fund’s income qualifies as a Section 163(j) interest dividend and can be treated as interest income for purposes of Section 163(j), subject to holding period requirements and other limitations.

T. ROWE PRICE Institutional High Yield Fund

APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT
Each year, the fund’s Board of Directors (Board) considers the continuation of the investment management agreement
(Advisory Contract) between the fund and its investment adviser, T. Rowe Price Associates, Inc. (Adviser). In that regard, at a meeting held on March 12-13, 2025 (Meeting), the Board, including all of the fund’s independent directors present in person at the Meeting, approved the continuation of the fund’s Advisory Contract. At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of the Adviser and the approval of the Advisory
Contract. The independent directors were assisted in their evaluation of the Advisory Contract by independent legal counsel from whom they received separate legal advice and with whom they met separately.
In providing information to the Board, the Adviser was guided by a detailed set of requests for information submitted by independent legal counsel on behalf of the independent directors. In considering and approving the continuation of the
Advisory Contract, the Board considered the information it believed was relevant, including, but not limited to, the information discussed below. The Board considered not only the specific information presented in connection with the Meeting but also the knowledge gained over time through interaction with the Adviser about various topics. The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the T. Rowe Price funds’ advisory contracts, including performance and the services and support provided to the funds and their shareholders.
Services Provided by the Adviser
The Board considered the nature, quality, and extent of the services provided to the fund by the Adviser. These services included, but were not limited to, directing the fund’s investments in accordance with its investment program and the overall management of the fund’s portfolio, as well as a variety of related activities such as financial, investment operations, and administrative services; compliance and infrastructure, as well as compliance with new regulatory requirements (e.g., derivatives and liquidity risk management); maintaining the fund’s records and registrations; and shareholder communications. The Board also reviewed the background and experience of the Adviser’s senior management team and investment personnel involved in the management of the fund, as well as the Adviser’s compliance record. The Board concluded that the information it considered with respect to the nature, quality, and extent of the services provided by the
Adviser, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the
Advisory Contract.
Investment Performance of the Fund
The Board took into account discussions with the Adviser and detailed reports that it regularly receives throughout the year on relative and absolute performance for the T. Rowe Price funds. In connection with the Meeting, the Board reviewed information provided by the Adviser that compared the fund’s total returns, as well as a wide variety of other previously agreed-upon performance measures and market data, against relevant benchmark indexes and peer groups of funds with similar investment programs for various periods through December 31, 2024. Additionally, the Board reviewed the fund’s relative performance information as of September 30, 2024, which ranked the returns of the fund for various periods against a universe of funds with similar investment programs selected by Broadridge, an independent provider of mutual fund data.
In the course of its deliberations, the Board considered performance information provided throughout the year and in connection with the Advisory Contract review at the Meeting, as well as information provided during investment review meetings conducted with portfolio managers and senior investment personnel during the course of the year regarding the fund’s performance. The Board also considered relevant factors, such as overall market conditions and trends that could adversely impact the fund’s performance, length of the fund’s performance track record, and how closely the fund’s strategies align with its benchmarks and peer groups. The Board concluded that the information it considered with respect to the fund’s performance, as well as the other factors considered at the Meeting, supported the Board’s approval of the continuation of the Advisory Contract.

T. ROWE PRICE Institutional High Yield Fund

Costs, Benefits, Profits, and Economies of Scale
The Board reviewed detailed information regarding the revenues received by the Adviser under the Advisory Contract and other direct and indirect benefits that the Adviser (and its affiliates) may have realized from its relationship with the fund. In considering soft-dollar arrangements, the Board noted that, effective January 1, 2024, the Adviser began using brokerage commissions in connection with certain T. Rowe Price funds’ securities transactions to pay for research when permissible, and the Board considered that the Adviser may receive some benefit from soft-dollar arrangements pursuant to which research is received from broker-dealers that execute the applicable fund’s portfolio transactions.
The Board received information on the estimated costs incurred and profits realized by the Adviser from managing the T.
Rowe Price funds. The Board also reviewed estimates of the profits realized from managing the fund in particular, and the
Board concluded that the Adviser’s profits were reasonable in light of the services provided to the fund.
The Board also considered whether the fund benefits under the fee levels set forth in the Advisory Contract or otherwise from any economies of scale realized by the Adviser. Under the Advisory Contract, the fund pays the Adviser an all-inclusive management fee, which is based on the fund’s average daily net assets. The all-inclusive management fee includes investment management services and provides for the Adviser to pay all of the fund’s ordinary, recurring operating expenses except for interest, taxes, portfolio transaction fees, and any nonrecurring extraordinary expenses that may arise. The Adviser has generally implemented an all-inclusive management fee structure in situations where a fixed total expense ratio is useful for purposes of providing certainty of fees and expenses for the fund’s investors and has historically sought to set the initial all-inclusive management fee rate at levels below the expense ratios of comparable funds to take into account potential future economies of scale. In addition, the assets of the fund are included in the calculation of the group fee rate, which serves as a component of the management fee for many T. Rowe Price funds and declines at certain asset levels based on the combined average net assets of most of the T. Rowe Price funds (including the fund). Although the fund does not have a group fee component to its management fee, its assets are included in the calculation because certain resources utilized to operate the fund are shared with other T. Rowe Price funds.
In addition, the Board noted that the fund potentially shares in indirect economies of scale through the Adviser’s ongoing investments in its business in support of the T. Rowe Price funds, including investments in trading systems, technology, and regulatory support enhancements, and the ability to possibly negotiate lower fee arrangements with third-party service providers. The Board concluded that the advisory fee structure for the fund provides for a reasonable sharing of benefits from any economies of scale with the fund’s investors.
Fees and Expenses
The Board was provided with information regarding industry trends in management fees and expenses. Among other things, the Board reviewed data for peer groups that were compiled by Broadridge, which compared: (i) contractual management fees, actual management fees, nonmanagement expenses, and total expenses of the fund with a group of competitor funds selected by Broadridge (Expense Group); and (ii) actual management fees, nonmanagement expenses, and total expenses of the fund with a broader set of funds within the Lipper investment classification (Expense Universe). The Board considered the fund’s contractual management fee rate, actual management fee rate (which reflects the management fees actually received from the fund by the Adviser after any applicable waivers, reductions, or reimbursements), operating expenses, and total expenses (which reflect the net total expense ratio of the fund after any waivers, reductions, or reimbursements) in comparison with the information for the Broadridge peer groups. Broadridge generally constructed the peer groups by seeking the most comparable funds based on similar investment classifications and objectives, expense structure, asset size, and operating components and attributes and ranked funds into quintiles, with the first quintile representing the funds with the lowest relative expenses and the fifth quintile representing the funds with the highest relative expenses. The information provided to the Board indicated that the fund’s contractual management fee ranked in the first quintile (Expense Group), the fund’s actual management fee rate ranked in the second quintile (Expense Group) and third quintile (Expense Universe), and the fund’s total expenses ranked in the first quintile (Expense Group and Expense Universe).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

T. ROWE PRICE Institutional High Yield Fund

The Board also reviewed the fee schedules for other investment portfolios with similar mandates that are advised or subadvised by the Adviser and its affiliates, including separately managed accounts for institutional and individual investors;
subadvised funds; and other sponsored investment portfolios, including collective investment trusts and pooled vehicles organized and offered to investors outside the United States. The fee schedules, which are subject to change, may be negotiated under certain circumstances and may differ across regions. Management provided the Board with information about the Adviser’s responsibilities and services provided to subadvisory and other institutional account clients, including information about how the requirements and economics of the institutional domestic and international businesses are fundamentally different from those of the proprietary mutual fund and ETF (“registered fund”) business. The Board considered information showing that the Adviser’s registered fund business is generally more complex from a business and compliance perspective than its other domestic and international businesses and considered various relevant factors, such as the broader scope of operations and oversight, more extensive shareholder communication infrastructure, greater asset flows, heightened business risks, and differences in applicable laws and regulations associated with the Adviser’s proprietary registered fund business. In assessing the reasonableness of the fund’s management fee rate, the Board considered the differences in the nature of the services required for the Adviser to manage its registered fund business versus managing a discrete pool of assets as a subadviser to another institution’s mutual fund or for an institutional account and that the Adviser generally performs significant additional services and assumes greater risk in managing the fund and other T. Rowe Price funds than it does for institutional account clients, including subadvised funds.
On the basis of the information provided and the factors considered, the Board concluded that the fees paid by the fund under the Advisory Contract are reasonable.
Approval of the Advisory Contract
As noted, the Board approved the continuation of the Advisory Contract. No single factor was considered in isolation or to be determinative to the decision. Rather, the Board concluded, in light of a weighting and balancing of all factors considered, that it was in the best interests of the fund and its shareholders for the Board to approve the continuation of the Advisory
Contract (including the fees to be charged for services thereunder).
APPROVAL OF INVESTMENT MANAGEMENT AGREEMENT (continued)

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-225-5132 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E137-050 7/25

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Institutional Income Funds, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	July 18, 2025

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	July 18, 2025